Income Taxes	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]

20. Income Taxes

Income tax expense is recognized based on management's best estimate of weighted average annual income tax rate for the full financial year applied to the pre-tax income of the reporting period. The Company's effective tax rate for the years ended March 31, 2022, March 31, 2021 and March 31, 2020 was 27.00%, 27.00%, 27.00%.

The difference between tax expenses for the years and the expected income taxes based on the statutory rate are as follows:

	For the year ended
	March 31, 2022	March 31, 2021	March 31, 2020
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(4,052,678)	$(2,115,924)	$(1,389,411)
Items not deductible for tax purposes	1,671,157	706,127	378,391
Difference in tax rate in other jurisdictions	(216,059)	(107,357)	(68,861)
Effect of change in tax rates	-	-	(31)
Expiry of loss carryforwards	-	-	40,079
Unrecognized (recognized) loss carryforwards	2,597,580	1,517,154	1,039,833
Deferred income tax expense (recovery)	$-	$-	$-

The nature and effect of the temporary differences giving rise to the deferred income tax assets as of March 31, 2022 and March 31, 2021 are summarized below:

	As at
Deferred income tax assets	March 31, 2022	March 31, 2021
Non-capital loss carry-forwards	$8,625,123	$7,247,214
Investment in subsidiary	100,654	100,013
Accounts receivable, inventory, and promissory note receivable	215,539	(696,950)
Capital assets	149,810	223,078
Right of use assets and lease liabilities	5,649	15,360
Warranty provision	307,571	268,129
Other carryforward balances	2,315	2,301
Share issue costs	567,382	748,965
Unrecognized deferred tax assets	(9,974,043)	(7,908,110)
Net deferred income tax asset (liability)	$-	$-

As at March 31, 2022 and March 31, 2021 the Company has approximately $12,391,000 and $10,364,000 respectively, of non-capital losses carry forwards available to reduce Canadian taxable income for future years. As at March 31, 2022 and March 31, 2021 the Company has approximately $17,693,000 and $15,287,000 respectively, of net operating losses carry forwards available to reduce future taxable income in the United States. The losses in Canada and United States expire between 2030 and 2042 if unused. The potential benefits of these carry-forward non-capital losses has not been recognized in these consolidated financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.